                    METLIFE RETIREMENT PERSPECTIVES ("MRP")

This prospectus describes MRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company", "Us" or "We") designed to fund 401(k) Plans and Keoghs. The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator, whose services are separate and distinct from the Contracts, and a separate fee is payable to the Third Party Administrator by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
  Western Asset Corporate Bond Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I
  ClearBridge Variable Appreciation Portfolio -- Class I
  ClearBridge Variable Equity Income Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Value Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio -- Class C
  American Funds(R) Growth Allocation Portfolio -- Class C
  American Funds(R) Moderate Allocation Portfolio -- Class C
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B

  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class E
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 28, 2014

                              TABLE OF CONTENTS



                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   14
The Annuity Contract and Your Retirement Plan................   14
The Annuity Contract.........................................   15
  General....................................................   15
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   16
  Crediting Purchase Payments................................   16
  Accumulation Units.........................................   16
  Valuation of Assets........................................   16
  Contract Value.............................................   17
  The Funding Options........................................   17
  Underlying Funds Which Are Fund of Funds...................   23
Charges And Deductions Under The Contract....................   23
  General....................................................   23
  Surrender Charge...........................................   24
  Daily Asset Charge.........................................   25
  Variable Liquidity Benefit Charge..........................   26
  Funding Option Charges.....................................   26
  Semi-Annual Administrative Charge..........................   26
  Installation Charge........................................   27
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   28
Transfers....................................................   28
  Transfers of Contract Value between Funding Options........   28
  Transfers from the Fixed Account...........................   28
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   30
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   31
  Transfers to or from Other Contracts Issued by Us..........   31
  Transfers from Contracts Not Issued by Us..................   31
Access To Your Money.........................................   31
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   32
OWNERSHIP PROVISIONS.........................................   32
  Types of Ownership.........................................   32
  Contract Owner.............................................   32
  Beneficiary................................................   32


                                                              PAGE
                                                              -----
  Annuitant..................................................   32
Death Benefit................................................   33
  Death Benefits Prior to the Maturity Date..................   33
The Annuity Period...........................................   33
  Maturity Date..............................................   33
  Allocation of Annuity......................................   34
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   34
  Election of Options........................................   34
  Retired Life Certificate...................................   35
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   35
  Annuity Options............................................   35
  Variable Liquidity Benefit.................................   36
Miscellaneous Contract Provisions............................   36
  Contract and Participant's Individual Account
    Termination..............................................   36
  Suspension of Payments.....................................   37
  Misstatement...............................................   37
  Funding Options............................................   37
The Separate Account.........................................   38
  Performance Information....................................   38
Federal Tax Considerations...................................   38
  Qualified Annuity Contracts................................   39
Other Information............................................   43
  The Insurance Company......................................   43
  Financial Statements.......................................   44
  Distribution of the Contracts..............................   44
  Conformity with State and Federal Laws.....................   46
  Voting Rights..............................................   46
  Contract Modification......................................   46
  Postponement of Payment (the "Emergency
    Procedure")..............................................   46
  Restrictions on Financial Transactions.....................   46
  Legal Proceedings..........................................   46
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account QPN for Variable Annuities..........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal And Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND --- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                    METLIFE RETIREMENT PERSPECTIVES ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of Third Party Administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, We will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase, Participants may choose to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both.

Once Participants choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated Contracts provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. For unallocated Contracts, We will take direction only from You or Your designee regarding amounts held in the Contract. For allocated Contracts, You may authorize Us to take direction from Plan Participants regarding allocation of their Individual Account balances, Dollar Cost Averaging ("DCA"), transfers and auto-rebalancing.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement Plan provisions supersede the prospectus. If Participants have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, You can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts You (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts We may deduct a semi-annual Contract administrative charge of $15 from each Participant's Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to Your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If You withdraw all amounts under the Contract, or if You or Participants begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account Annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75th birthday or the Maturity Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix F), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:......................................................................... 5%(1), (2), (3)
(As a percentage of amount surrendered)
CONTINGENT DEFERRED SALES CHARGE ("CDSC"):................................................ 5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of Purchase Payments withdrawn)
IF WITHDRAWN WITHIN 5 YEARS AFTER THE PURCHASE PAYMENT IS MADE:........................... 5.50%
IF WITHDRAWN 5 OR MORE YEARS AFTER THE PURCHASE PAYMENT IS MADE:.......................... 0%
VARIABLE LIQUIDITY BENEFIT CHARGE:........................................................ 5%(3), (4)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments)
ACCOUNT REDUCTION LOAN INITIATION FEE..................................................... $  75

------------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:



               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.

(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%



SEMI-ANNUAL ADMINISTRATIVE CHARGE:........................................................ $    15
Per Participant Individual Account (Allocated Contracts only)
INSTALLATION CHARGE:...................................................................... $ 1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance
 of less than $5,000 as of the effective date of the Contract

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(6)(7)


   AGGREGATE CONTRACT ASSETS       TOTAL ANNUAL DAILY ASSET CHARGE
-------------------------------   --------------------------------
       $0 -- $249,999.99                       1.50%
    $250,000 -- $999,999.99                    1.30%
  $1,000,000 -- $2,999,999.99                  1.05%
      $3,000,000 and over                      0.80%

We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.
(5) The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.

(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract Year, as determined by the Company.

(7) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% of the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class E of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.60%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund............    0.52%     0.25%            0.03%
 American Funds Growth Fund...................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................    0.55%     0.25%            0.09%
 Mid Cap Portfolio............................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+          0.77%     0.25%            0.03%
 Templeton Developing Markets VIP Fund........    1.10%     0.25%            0.25%
 Templeton Foreign VIP Fund...................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.........................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund............    0.50%     0.25%            0.28%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I........................    0.75%     --               0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I........................    0.70%     --               0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I........................    0.75%     --               0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I........................    0.75%     --               0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................    0.65%     --               0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I........................    0.75%     --               0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio..................    0.71%     --               0.18%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..............................    0.70%     --             0.11%



                                                                 TOTAL                      NET TOTAL
                                                  ACQUIRED       ANNUAL       FEE WAIVE      ANNUAL
                                                  FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
---------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund............      --          0.80%       --               0.80%
 American Funds Growth Fund...................      --          0.60%       --               0.60%
 American Funds Growth-Income Fund............      --          0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................      --          0.89%       --               0.89%
 Mid Cap Portfolio............................      --          0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+            --          1.05%       --               1.05%
 Templeton Developing Markets VIP Fund........      --          1.60%       --               1.60%
 Templeton Foreign VIP Fund...................      --          1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.........................      --          0.94%       --               0.94%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund............      --          1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I........................      --          0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I........................      --          0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio -- Class I........................      --          0.82%     0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I........................      --          0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................      --          0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I........................      --          0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio..................      --          0.89%     0.00%              0.89%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..............................      --          0.81%     0.00%              0.81%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --           0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class E.........................................    0.67%     0.15%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E.........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class E.........................................    0.33%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A.............    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B.........................................    0.09%     0.25%          0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL       FEE WAIVE       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --               1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --               1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --               1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class E.........................................   --             0.90%     0.03%              0.87%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E.........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.71%     0.01%              0.70%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................   --             0.90%     0.06%              0.84%
 BlackRock Money Market Portfolio --
  Class E.........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A.............   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B......................................... 0.52%            0.88%     0.01%              0.87%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.80%       --           0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL       FEE WAIVE       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class A........ --               0.27%     0.01%              0.26%
 MFS(R) Total Return Portfolio -- Class F........ --               0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A............... --               0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................ --               0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... --               0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................... --               0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A........... --               0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A............... --               0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A........................... --               0.72%     0.11%              0.61%

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (For Contracts issued on or after May 24, 2005 and assuming the installation charge is not allocated to Participant Accounts)


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $823    $1,285    $1,770     $3,486     $323      $985    $1,670    $3,486
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  888    $1,110     $2,184     $190      $588    $1,010    $2,184

EXAMPLE 2 (For Contracts issued before May 24, 2005 with surrender charges schedule and assuming the installation charge is not allocated to Participant Accounts)


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $823    $1,385    $1,970     $3,486     $323      $985    $1,670    $3,486
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  988    $1,310     $2,184     $190      $588    $1,010    $2,184

EXAMPLE 3 (For Contracts issued before May 24, 2005 with CDSC schedule and assuming the installation charge is not allocated to Participant Accounts)


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $873    $1,535    $2,220     $3,486     $323      $985    $1,670    $3,486
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $740    $1,138    $1,560     $2,184     $190      $588    $1,010    $2,184

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of -the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
MetLife Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track are each a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. You may make additional Purchase Payments.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to 1-800-842-9368.

ALLOCATED CONTRACTS

We offer an allocated group Annuity Contract designed to record information for all present and future Participants under the Contract. Participants do not receive a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a Third Party Administrator ("TPA"). The Company does not record keep Individual Accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).

PURCHASE PAYMENTS


For unallocated Contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated Contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.


CREDITING PURCHASE PAYMENTS


We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


CONTRACT VALUE


During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund+
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS INCOME TRUST --
 CLASS A
Western Asset Corporate Bond Fund       Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management. Total return consists of    Subadviser: Western Asset
                                        income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
Legg Mason Investment Counsel          Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.       LLC
                                                                                 Subadviser: Legg Mason Investment
                                                                                 Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level      MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate             Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Large Cap Value                  Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment You make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by Us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.


For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)


DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS       DAILY ASSET CHARGE
-------------------------------   -------------------
       $0 -- $249,999.99                 1.50%
    $250,000 -- $999,999.99              1.30%
  $1,000,000 -- $2,999,999.99            1.05%
      $3,000,000 and over                0.80%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses, and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

Please refer to the "Payment Options" section for a description of this benefit.


FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.


SEMI-ANNUAL ADMINISTRATIVE CHARGE


A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative Contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, We consider certain factors including, but not limited to, the following:

   o The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

   o Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

   o   TPA and/or agent involvement.

This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Contract is terminated.


INSTALLATION CHARGE


An installation charge of $1,000 may be applied to Plans with an average balance per Participant of less than $5,000.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There may be a $50 annual maintenance fee per loan outstanding.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Franklin Small-Mid Cap Growth -VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets -VIP Fund, Templeton Foreign -VIP Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve -months from Your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. - You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA -Program, including provisions relating to the transfer of money between Funding Options. Transfers made under -the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. - However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. - -Transfers made under the DCA Program will not be counted for purposes of restrictions We -may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. - If the Fixed Account is not available as -a Funding Option, You may still participate in the DCA Program.

We will terminate the Participant's participation -in the DCA Program upon notification of the Participant's death.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US


You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by Us, subject to the restrictions of the Fixed Account, if applicable.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US


Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan on a pro-rata basis from the source(s) of money the Plan permits to be borrowed (e.g., money contributed to the Plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY


For unallocated Contracts, You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT


The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant.

Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or
3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of Your death before any requested transaction is completed including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You, or at Your direction, Participants, can choose the month and the year in which those payments begin ("Maturity Date"). You, or at Your direction, Participants, can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in income payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.


At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
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CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION


Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract ($2,000), We reserve the right to terminate that Participant's Individual Account and move the Contract Value of that Participant's Individual Account to Your Account.

We will not terminate any Participant's Individual Account that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Participants We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

   (b) pay You the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             THE SEPARATE ACCOUNT
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MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
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INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) . The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5%of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their affiliates, MetLife Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2013, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series,a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds shares in connection with the Contract: the American Funds(R) Global Growth Fund, the American

Funds(R) Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                             MRP -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).......... 2008   0.917           0.877                      --
                                                                         2007   0.793           0.917                 606,950
                                                                         2006   0.779           0.793                 545,333
                                                                         2005   0.729           0.779                 492,511
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.122           1.175                      --
                                                                         2005   1.081           1.122               4,702,700
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.901           0.888                      --
                                                                         2005   0.791           0.901                 183,015
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............... 2013   1.795           2.300               1,026,052
                                                                         2012   1.476           1.795               1,604,954
                                                                         2011   1.633           1.476               1,750,535
                                                                         2010   1.473           1.633               2,069,801
                                                                         2009   1.044           1.473               2,841,281
                                                                         2008   1.708           1.044               2,412,144
                                                                         2007   1.499           1.708               2,294,629
                                                                         2006   1.255           1.499               1,453,911
                                                                         2005   1.109           1.255                 592,615
 American Funds Growth Subaccount (Class 2) (5/04)...................... 2013   1.540           1.988               2,808,346
                                                                         2012   1.317           1.540               3,547,320
                                                                         2011   1.387           1.317               4,924,916
                                                                         2010   1.178           1.387               5,335,625
                                                                         2009   0.852           1.178               5,699,057
                                                                         2008   1.532           0.852               4,896,716
                                                                         2007   1.375           1.532               5,593,900
                                                                         2006   1.258           1.375               3,219,691
                                                                         2005   1.091           1.258               1,183,856
 American Funds Growth-Income Subaccount (Class 2) (5/04)............... 2013   1.363           1.805                 623,738
                                                                         2012   1.170           1.363                 771,459
                                                                         2011   1.201           1.170                 948,671
                                                                         2010   1.086           1.201               1,462,128
                                                                         2009   0.834           1.086               2,459,752
                                                                         2008   1.353           0.834               2,364,357
                                                                         2007   1.299           1.353               2,914,044
                                                                         2006   1.136           1.299               2,520,726
                                                                         2005   1.082           1.136               1,450,865
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)....................................... 2006   2.460           2.441                      --
                                                                         2005   2.098           2.460               4,745,861
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)................... 2006   1.760           2.315                      --
                                                                         2005   1.655           1.760                 757,974
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............ 2008   1.354           1.299                      --
                                                                         2007   1.274           1.354               2,502,235
                                                                         2006   1.103           1.274               2,547,399
                                                                         2005   1.065           1.103               2,566,767

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 2008   1.306
                                                                                     2007   1.480
                                                                                     2006   1.438
                                                                                     2005   1.370
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2013   1.789
                                                                                     2012   1.553
                                                                                     2011   1.610
                                                                                     2010   1.388
                                                                                     2009   1.033
                                                                                     2008   1.817
                                                                                     2007   1.562
                                                                                     2006   1.413
                                                                                     2005   1.221
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2013   2.486
                                                                                     2012   2.187
                                                                                     2011   2.473
                                                                                     2010   1.939
                                                                                     2009   1.399
                                                                                     2008   2.334
                                                                                     2007   2.040
                                                                                     2006   1.830
                                                                                     2005   1.563
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2013   1.311
                                                                                     2012   1.193
                                                                                     2011   1.263
                                                                                     2010   0.998
                                                                                     2009   0.701
                                                                                     2008   1.228
                                                                                     2007   1.113
                                                                                     2006   1.032
                                                                                     2005   0.993
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.475
                                                                                     2005   1.345
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2013   3.241
                                                                                     2012   2.887
                                                                                     2011   3.458
                                                                                     2010   2.965
                                                                                     2009   1.732
                                                                                     2008   3.691
                                                                                     2007   2.889
                                                                                     2006   2.274
                                                                                     2005   1.798
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2013   1.568
                                                                                     2012   1.337
                                                                                     2011   1.508
                                                                                     2010   1.402
                                                                                     2009   1.032
                                                                                     2008   1.744
                                                                                     2007   1.523
                                                                                     2006   1.264
                                                                                     2005   1.156
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 2006   1.029
                                                                                     2005   1.000
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2013   0.784
                                                                                     2012   0.676
                                                                                     2011   0.693
                                                                                     2010   0.556
                                                                                     2009   0.388
                                                                                     2008   0.697
                                                                                     2007   0.577
                                                                                     2006   0.513
                                                                                     2005   0.462



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 1.236                      --
                                                                                     1.306               4,353,434
                                                                                     1.480               4,294,212
                                                                                     1.438               4,041,542
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2.325                 894,287
                                                                                     1.789               1,034,439
                                                                                     1.553               1,298,771
                                                                                     1.610               1,953,229
                                                                                     1.388               2,926,995
                                                                                     1.033               2,891,551
                                                                                     1.817               3,832,178
                                                                                     1.562               2,947,001
                                                                                     1.413               1,722,394
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 3.350                 878,042
                                                                                     2.486               1,311,534
                                                                                     2.187               1,992,674
                                                                                     2.473               2,288,272
                                                                                     1.939               2,889,712
                                                                                     1.399               3,317,106
                                                                                     2.334               4,265,817
                                                                                     2.040               3,376,589
                                                                                     1.830               2,207,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.797                 173,544
                                                                                     1.311                 163,377
                                                                                     1.193                 226,459
                                                                                     1.263                 328,424
                                                                                     0.998                 544,904
                                                                                     0.701                 610,380
                                                                                     1.228                 652,799
                                                                                     1.113                 532,803
                                                                                     1.032                 576,907
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.732                      --
                                                                                     1.475                 366,454
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 3.185                 238,342
                                                                                     3.241                 380,339
                                                                                     2.887                 445,269
                                                                                     3.458                 740,739
                                                                                     2.965               1,175,308
                                                                                     1.732                 980,399
                                                                                     3.691               1,092,325
                                                                                     2.889                 851,265
                                                                                     2.274                 332,490
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.913                 131,014
                                                                                     1.568                 324,580
                                                                                     1.337                 376,835
                                                                                     1.508                 708,770
                                                                                     1.402                 752,933
                                                                                     1.032                 697,982
                                                                                     1.744                 751,036
                                                                                     1.523                 563,685
                                                                                     1.264                 412,394
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 1.055                      --
                                                                                     1.029                      48
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 1.027                 840,213
                                                                                     0.784               1,306,308
                                                                                     0.676               1,601,874
                                                                                     0.693               2,312,305
                                                                                     0.556               2,717,306
                                                                                     0.388               2,279,516
                                                                                     0.697               2,903,533
                                                                                     0.577               2,322,705
                                                                                     0.513               2,128,853

                            MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.162
                                                                                   2009   0.932
                                                                                   2008   1.323
                                                                                   2007   1.096
                                                                                   2006   1.039
                                                                                   2005   0.933
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.543
                                                                                   2010   0.440
                                                                                   2009   0.283
                                                                                   2008   0.509
                                                                                   2007   0.422
                                                                                   2006   0.394
                                                                                   2005   0.356
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................. 2006   0.855
                                                                                   2005   0.769
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.577
                                                                                   2005   1.529
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).................................. 2010   1.045
                                                                                   2009   0.836
                                                                                   2008   1.347
                                                                                   2007   1.293
                                                                                   2006   1.131
                                                                                   2005   1.095
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)................... 2013   2.509
                                                                                   2012   2.209
                                                                                   2011   2.117
                                                                                   2010   1.914
                                                                                   2009   1.443
                                                                                   2008   1.890
                                                                                   2007   1.875
                                                                                   2006   1.834
                                                                                   2005   1.816
 Templeton Growth Fund, Inc. (Class A) (8/96)..................................... 2011   2.250
                                                                                   2010   2.109
                                                                                   2009   1.626
                                                                                   2008   2.899
                                                                                   2007   2.860
                                                                                   2006   2.366
                                                                                   2005   2.206
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 2013   1.339
                                                                                   2012   1.137
                                                                                   2011   1.118
                                                                                   2010   0.902
                                                                                   2009   0.675
                                                                                   2008   1.142
                                                                                   2007   1.135
                                                                                   2006   1.051
                                                                                   2005   0.949
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   0.963
                                                                                   2012   0.845
                                                                                   2011   0.908
                                                                                   2010   0.785
                                                                                   2009   0.611
                                                                                   2008   0.972
                                                                                   2007   1.009
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2013   1.805
                                                                                   2012   1.569
                                                                                   2011   1.542
                                                                                   2010   1.380
                                                                                   2009   1.139
                                                                                   2008   1.624
                                                                                   2007   1.510
                                                                                   2006   1.326
                                                                                   2005   1.282



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 1.181                      --
                                                                                   1.162                 193,808
                                                                                   0.932                 195,698
                                                                                   1.323                 250,599
                                                                                   1.096                 172,078
                                                                                   1.039                 130,037
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.583                      --
                                                                                   0.543                 351,339
                                                                                   0.440                 638,503
                                                                                   0.283                 599,307
                                                                                   0.509               1,049,630
                                                                                   0.422                 741,728
                                                                                   0.394                 724,224
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................. 0.917                      --
                                                                                   0.855                 647,648
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.782                      --
                                                                                   1.577                 187,645
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).................................. 1.114                      --
                                                                                   1.045               4,124,575
                                                                                   0.836               5,138,227
                                                                                   1.347               6,247,242
                                                                                   1.293               5,198,633
                                                                                   1.131               5,261,632
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)................... 2.494                  87,846
                                                                                   2.509                 138,643
                                                                                   2.209                 180,404
                                                                                   2.117                 221,520
                                                                                   1.914                 270,213
                                                                                   1.443                 418,267
                                                                                   1.890                 939,953
                                                                                   1.875                 747,385
                                                                                   1.834                 695,541
 Templeton Growth Fund, Inc. (Class A) (8/96)..................................... 2.524                      --
                                                                                   2.250               2,301,640
                                                                                   2.109               2,502,776
                                                                                   1.626               2,785,648
                                                                                   2.899               4,942,823
                                                                                   2.860               4,545,233
                                                                                   2.366               4,209,251
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 1.962                 497,202
                                                                                   1.339                 668,624
                                                                                   1.137               1,052,284
                                                                                   1.118               1,572,838
                                                                                   0.902               1,669,887
                                                                                   0.675               1,581,500
                                                                                   1.142               2,978,634
                                                                                   1.135               3,094,501
                                                                                   1.051               3,252,824
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.263                  22,572
                                                                                   0.963                  89,079
                                                                                   0.845                 445,369
                                                                                   0.908                 830,213
                                                                                   0.785               1,004,258
                                                                                   0.611               1,222,874
                                                                                   0.972               1,609,178
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2.328                 122,641
                                                                                   1.805                 386,756
                                                                                   1.569                 772,756
                                                                                   1.542               1,015,282
                                                                                   1.380               1,276,517
                                                                                   1.139               1,593,284
                                                                                   1.624               3,227,190
                                                                                   1.510               2,811,993
                                                                                   1.326               2,953,263

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)............... 2013   1.615
                                                                                      2012   1.425
                                                                                      2011   1.332
                                                                                      2010   1.196
                                                                                      2009   0.981
                                                                                      2008   1.521
                                                                                      2007   1.506
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........... 2013   2.046
                                                                                      2012   1.714
                                                                                      2011   1.739
                                                                                      2010   1.596
                                                                                      2009   1.130
                                                                                      2008   1.817
                                                                                      2007   1.739
                                                                                      2006   1.676
                                                                                      2005   1.605
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2013   1.929
                                                                                      2012   1.669
                                                                                      2011   1.603
                                                                                      2010   1.476
                                                                                      2009   1.195
                                                                                      2008   1.872
                                                                                      2007   1.816
                                                                                      2006   1.548
                                                                                      2005   1.465
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2013   1.768
                                                                                      2012   1.493
                                                                                      2011   1.484
                                                                                      2010   1.195
                                                                                      2009   0.844
                                                                                      2008   1.435
                                                                                      2007   1.385
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 2009   0.829
                                                                                      2008   1.337
                                                                                      2007   1.284
                                                                                      2006   1.125
                                                                                      2005   1.087
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 2013   1.450
                                                                                      2012   1.321
                                                                                      2011   1.332
                                                                                      2010   1.197
                                                                                      2009   0.982
                                                                                      2008   1.324
                                                                                      2007   1.203
                                                                                      2006   1.126
                                                                                      2005   1.087
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   1.045
                                                                                      2010   0.965
                                                                                      2009   0.828
                                                                                      2008   1.059
                                                                                      2007   1.054
                                                                                      2006   1.020
                                                                                      2005   1.005
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2013   2.475
                                                                                      2012   2.108
                                                                                      2011   2.090
                                                                                      2010   1.833
                                                                                      2009   1.188
                                                                                      2008   1.731
                                                                                      2007   1.746
                                                                                      2006   1.591
                                                                                      2005   1.544
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 2010   1.286
                                                                                      2009   1.293
                                                                                      2008   1.271
                                                                                      2007   1.221
                                                                                      2006   1.176
                                                                                      2005   1.153



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)............... 2.017                  61,005
                                                                                      1.615                  69,027
                                                                                      1.425                 114,586
                                                                                      1.332                 130,876
                                                                                      1.196                 327,769
                                                                                      0.981                 422,662
                                                                                      1.521                 623,472
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........... 2.798                  94,039
                                                                                      2.046                 137,767
                                                                                      1.714                 312,259
                                                                                      1.739                 401,779
                                                                                      1.596                 415,809
                                                                                      1.130                 510,603
                                                                                      1.817               1,659,441
                                                                                      1.739               1,407,186
                                                                                      1.676               1,322,785
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2.533                 313,669
                                                                                      1.929                 383,256
                                                                                      1.669                 595,928
                                                                                      1.603                 639,416
                                                                                      1.476                 738,787
                                                                                      1.195                 712,858
                                                                                      1.872               1,695,614
                                                                                      1.816               1,614,855
                                                                                      1.548               1,364,011
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2.580                 456,683
                                                                                      1.768                 527,708
                                                                                      1.493                 572,535
                                                                                      1.484                 785,742
                                                                                      1.195                 847,183
                                                                                      0.844                 793,971
                                                                                      1.435               1,069,315
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 0.809                      --
                                                                                      0.829               1,585,166
                                                                                      1.337               2,524,699
                                                                                      1.284               2,610,250
                                                                                      1.125               2,597,987
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 1.708               1,960,793
                                                                                      1.450               2,037,145
                                                                                      1.321               1,966,041
                                                                                      1.332               2,053,890
                                                                                      1.197               2,476,231
                                                                                      0.982               2,517,105
                                                                                      1.324               2,978,942
                                                                                      1.203                 248,981
                                                                                      1.126                 240,793
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 1.035                      --
                                                                                      1.045                 262,863
                                                                                      0.965                 225,252
                                                                                      0.828                 263,786
                                                                                      1.059                 254,532
                                                                                      1.054                 225,816
                                                                                      1.020                  14,114
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2.609                  49,042
                                                                                      2.475                 121,024
                                                                                      2.108                 174,728
                                                                                      2.090                 283,568
                                                                                      1.833                 465,289
                                                                                      1.188                 484,301
                                                                                      1.731               1,368,744
                                                                                      1.746               1,267,050
                                                                                      1.591               1,224,925
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 1.283                      --
                                                                                      1.286              10,281,238
                                                                                      1.293              10,439,677
                                                                                      1.271              11,283,389
                                                                                      1.221               8,736,446
                                                                                      1.176               8,970,323

                                        MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................. 2007   2.335           2.456                      --
                                                                          2006   1.992           2.335                 603,946
                                                                          2005   1.930           1.992                 646,532
 LMPVPI Total Return Subaccount (Class I) (10/98)........................ 2007   1.466           1.512                      --
                                                                          2006   1.313           1.466                 658,739
                                                                          2005   1.281           1.313                 739,519
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.317           1.409                      --
                                                                          2006   1.176           1.317                 845,914
                                                                          2005   1.130           1.176                 592,508
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.323           1.379                      --
                                                                          2006   1.138           1.323                 676,211
                                                                          2005   1.111           1.138                 482,765
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.392           1.539                      --
                                                                          2006   1.251           1.392                 344,495
                                                                          2005   1.165           1.251                 195,419
Managed Assets Trust
 Managed Assets Trust (7/05)............................................. 2006   1.021           1.057                      --
                                                                          2005   1.000           1.021                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.726           2.634                      --
                                                                          2007   2.591           2.726                 475,153
                                                                          2006   2.706           2.591                 586,953
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.683           2.925                 189,352
                                                                          2012   2.313           2.683                 215,454
                                                                          2011   2.272           2.313                 471,243
                                                                          2010   1.971           2.272                 479,966
                                                                          2009   1.348           1.971                 833,120
                                                                          2008   1.791           1.348                 607,627
                                                                          2007   1.757           1.791                 613,170
                                                                          2006   1.658           1.757                 181,323
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.177           1.238                      --
                                                                          2006   1.106           1.177                 189,385
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.143           1.522                 123,136
                                                                          2012   1.015           1.143                 233,386
                                                                          2011   1.021           1.015                 222,239
                                                                          2010   0.915           1.021                 270,808
                                                                          2009   0.773           0.915                 164,235
                                                                          2008   1.243           0.773                 186,496
                                                                          2007   1.227           1.243                 356,645
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.094           1.126                 427,952
                                                                          2012   0.874           1.094                 587,829
                                                                          2011   0.930           0.874                 956,860
                                                                          2010   0.806           0.930               1,266,959
                                                                          2009   0.601           0.806               1,773,288
                                                                          2008   1.037           0.601               1,594,940
                                                                          2007   1.227           1.037               2,268,501
                                                                          2006   1.003           1.227               2,073,480
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   3.252           4.166                 581,430
                                                                          2012   2.669           3.252                 833,634
                                                                          2011   2.903           2.669               1,092,605
                                                                          2010   2.668           2.903               1,976,265
                                                                          2009   1.878           2.668               3,625,488
                                                                          2008   3.256           1.878               3,742,050
                                                                          2007   2.516           3.256               5,432,329
                                                                          2006   2.441           2.516               4,958,834
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......... 2013   0.968           1.399                  33,739
                                                                          2012   0.822           0.968                  61,500
                                                                          2011   0.802           0.822                  43,472
                                                                          2010   0.653           0.802                  22,669
                                                                          2009   0.495           0.653                  13,080
                                                                          2008   0.783           0.495                     278

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.100
                                                                                      2012   0.976
                                                                                      2011   1.006
                                                                                      2010   0.904
                                                                                      2009   0.704
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.042
                                                                                      2012   0.904
                                                                                      2011   0.957
                                                                                      2010   0.850
                                                                                      2009   0.639
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.126
                                                                                      2012   1.024
                                                                                      2011   1.031
                                                                                      2010   0.945
                                                                                      2009   0.772
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.998
                                                                                      2012   1.555
                                                                                      2011   1.823
                                                                                      2010   1.575
                                                                                      2009   1.021
                                                                                      2008   1.736
                                                                                      2007   1.765
                                                                                      2006   1.593
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.775
                                                                                      2012   1.509
                                                                                      2011   1.544
                                                                                      2010   1.355
                                                                                      2009   1.080
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 2013   1.435
                                                                                      2012   1.261
                                                                                      2011   1.320
                                                                                      2010   1.060
                                                                                      2009   0.845
                                                                                      2008   1.390
                                                                                      2007   1.523
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2013   1.512
                                                                                      2012   1.286
                                                                                      2011   1.308
                                                                                      2010   1.042
                                                                                      2009   0.783
                                                                                      2008   1.285
                                                                                      2007   1.163
                                                                                      2006   1.166
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 2013   1.409
                                                                                      2012   1.228
                                                                                      2011   1.377
                                                                                      2010   1.162
                                                                                      2009   0.907
                                                                                      2008   1.223
                                                                                      2007   1.245
                                                                                      2006   1.161
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   0.879
                                                                                      2008   1.184
                                                                                      2007   1.123
                                                                                      2006   1.057
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.689
                                                                                      2010   0.647
                                                                                      2009   0.473
                                                                                      2008   0.902



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.293                  49,126
                                                                                      1.100                  66,663
                                                                                      0.976                  67,367
                                                                                      1.006                  89,286
                                                                                      0.904                 411,958
                                                                                      0.704                  17,495
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.293                 353,321
                                                                                      1.042                 506,346
                                                                                      0.904                 529,842
                                                                                      0.957                 509,334
                                                                                      0.850                 527,797
                                                                                      0.639                  72,315
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.268                 154,622
                                                                                      1.126                 150,743
                                                                                      1.024                 148,802
                                                                                      1.031                 110,193
                                                                                      0.945                 316,411
                                                                                      0.772                  31,425
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.592                 435,312
                                                                                      1.998                 629,697
                                                                                      1.555                 870,375
                                                                                      1.823               1,212,355
                                                                                      1.575               1,845,543
                                                                                      1.021               1,657,320
                                                                                      1.736               2,423,045
                                                                                      1.765               1,656,157
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2.383                  49,031
                                                                                      1.775                  55,425
                                                                                      1.509                 141,753
                                                                                      1.544                 221,235
                                                                                      1.355                 196,612
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 1.855                 214,488
                                                                                      1.435                 177,108
                                                                                      1.261                 380,454
                                                                                      1.320                 531,985
                                                                                      1.060                 653,915
                                                                                      0.845                 445,377
                                                                                      1.390                 514,055
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2.108                 192,455
                                                                                      1.512                 264,696
                                                                                      1.286                 302,044
                                                                                      1.308                 298,962
                                                                                      1.042                 317,069
                                                                                      0.783                 253,089
                                                                                      1.285                 260,795
                                                                                      1.163                  81,211
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 1.863                 122,980
                                                                                      1.409                 113,256
                                                                                      1.228                 147,513
                                                                                      1.377                  73,144
                                                                                      1.162                  69,253
                                                                                      0.907                  14,965
                                                                                      1.223                  38,393
                                                                                      1.245                  10,874
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 0.871                      --
                                                                                      0.879                  99,237
                                                                                      1.184                  72,631
                                                                                      1.123                  58,047
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.734                      --
                                                                                      0.689                   7,545
                                                                                      0.647                  65,840
                                                                                      0.473                   3,556

                                        MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2013   1.783           1.914                 370,223
                                                                          2012   1.588           1.783                 425,061
                                                                          2011   1.527           1.588                 316,826
                                                                          2010   1.360           1.527                 498,560
                                                                          2009   1.000           1.360                 360,026
                                                                          2008   1.235           1.000                 125,518
                                                                          2007   1.166           1.235                 135,709
                                                                          2006   1.106           1.166                  43,352
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.779           0.742                      --
                                                                          2008   1.368           0.779               1,775,749
                                                                          2007   1.233           1.368               2,156,062
                                                                          2006   1.241           1.233               2,073,090
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2013   2.537           2.701                      --
                                                                          2012   2.091           2.537                 814,213
                                                                          2011   2.527           2.091               1,723,168
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2013   1.040           1.336                 322,706
                                                                          2012   0.898           1.040                 383,622
                                                                          2011   1.045           0.898                 735,855
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/08)......... 2013   1.252           1.182                 141,476
                                                                          2012   1.059           1.252                 402,651
                                                                          2011   1.309           1.059                 293,625
                                                                          2010   1.064           1.309                 295,554
                                                                          2009   0.634           1.064                 240,192
                                                                          2008   1.374           0.634                  47,192
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2013   1.579           1.868                   4,655
                                                                          2012   1.364           1.579                   4,986
                                                                          2011   1.540           1.364                  53,097
                                                                          2010   1.393           1.540                  53,444
                                                                          2009   1.067           1.393                 225,983
                                                                          2008   1.821           1.067                  20,303
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.741           2.979                      --
                                                                          2012   2.617           2.741                 105,457
                                                                          2011   2.781           2.617                 221,738
                                                                          2010   2.274           2.781                 282,061
                                                                          2009   1.672           2.274                 416,319
                                                                          2008   1.159           1.672                 392,586
                                                                          2007   1.301           1.159                  71,608
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.898           1.011                      --
                                                                          2011   0.914           0.898                  27,376
                                                                          2010   0.840           0.914                   6,557
                                                                          2009   0.588           0.840                  49,224
                                                                          2008   1.044           0.588                     473
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   2.217           2.796                      --
                                                                          2012   1.845           2.217                  68,972
                                                                          2011   2.030           1.845                  74,778
                                                                          2010   1.765           2.030                 118,581
                                                                          2009   1.273           1.765                  90,992
                                                                          2008   2.047           1.273                   2,333
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2013   1.015           1.169               1,354,789
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.509           1.363                 388,665
                                                                          2012   1.392           1.509                 850,854
                                                                          2011   1.258           1.392                 887,176
                                                                          2010   1.175           1.258               1,082,945
                                                                          2009   1.000           1.175                 981,329
                                                                          2008   1.080           1.000                 574,692
                                                                          2007   1.014           1.080                 434,558
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   2.017           1.963                 688,816
                                                                          2012   1.861           2.017               1,225,302
                                                                          2011   1.818           1.861               1,520,310
                                                                          2010   1.695           1.818               2,690,472
                                                                          2009   1.513           1.695               2,594,022

                                        MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.664           2.196                  11,788
                                                                          2012   1.517           1.664                  28,425
                                                                          2011   1.602           1.517                  61,754
                                                                          2010   1.389           1.602                 126,928
                                                                          2009   1.130           1.389                 105,810
                                                                          2008   1.696           1.130                 144,685
                                                                          2007   1.629           1.696                 127,566
                                                                          2006   1.506           1.629                 107,404
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.188           1.315                      --
                                                                          2006   1.123           1.188                  12,126
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.686           2.706                 137,914
                                                                          2012   2.426           2.686                 201,044
                                                                          2011   2.360           2.426                 322,797
                                                                          2010   2.121           2.360                 589,802
                                                                          2009   1.606           2.121                 756,850
                                                                          2008   1.814           1.606                 621,487
                                                                          2007   1.715           1.814                 804,622
                                                                          2006   1.647           1.715                 662,585
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.525           0.550                      --
                                                                          2012   0.472           0.525                 228,601
                                                                          2011   0.581           0.472                 300,872
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.068           1.418                 928,269
                                                                          2012   0.913           1.068               1,728,671
                                                                          2011   0.958           0.913               3,063,814
                                                                          2010   0.826           0.958               3,960,683
                                                                          2009   0.703           0.826               5,690,022
                                                                          2008   1.113           0.703               6,174,571
                                                                          2007   1.082           1.113               9,498,252
                                                                          2006   1.001           1.082               8,064,102
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *........ 2013   1.924           2.528                 528,101
                                                                          2012   1.644           1.924                 771,409
                                                                          2011   1.821           1.644               1,060,235
                                                                          2010   1.531           1.821               1,425,054
                                                                          2009   1.220           1.531               1,961,018
                                                                          2008   1.753           1.220               1,763,923
                                                                          2007   1.822           1.753               3,178,391
                                                                          2006   1.782           1.822                 545,476
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.998           1.967                 576,488
                                                                          2012   1.873           1.998                 759,677
                                                                          2011   1.772           1.873                 819,413
                                                                          2010   1.649           1.772               1,034,495
                                                                          2009   1.518           1.649               1,415,217
                                                                          2008   1.585           1.518                 923,773
                                                                          2007   1.503           1.585               1,490,981
                                                                          2006   1.439           1.503               1,425,445
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.686           2.244               1,146,255
                                                                          2012   1.486           1.686               1,494,273
                                                                          2011   1.645           1.486               1,939,432
                                                                          2010   1.384           1.645               2,648,950
                                                                          2009   1.093           1.384               3,320,926
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08).......... 2009   2.176           2.268                      --
                                                                          2008   3.349           2.176                  24,582
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.288           1.541                  48,227
                                                                          2012   1.156           1.288                  43,422
                                                                          2011   1.122           1.156                 169,779
                                                                          2010   1.032           1.122                  61,036
                                                                          2009   0.885           1.032                 118,571
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.331           1.740                  16,398
                                                                          2012   1.177           1.331                  98,374
                                                                          2011   1.163           1.177                  80,346
                                                                          2010   1.076           1.163                  83,627
                                                                          2009   0.977           1.076                  32,097
                                                                          2008   1.426           0.977                   6,490
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2013   1.255           1.245               2,132,408
                                                                          2012   1.266           1.255               3,726,830
                                                                          2011   1.276           1.266               4,663,936
                                                                          2010   1.283           1.276               7,246,877

                            MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.246
                                                                                    2012   1.113
                                                                                    2011   1.169
                                                                                    2010   1.052
                                                                                    2009   0.803
                                                                                    2008   1.294
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   1.017
                                                                                    2008   1.858
                                                                                    2007   1.801
                                                                                    2006   1.768
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.989
                                                                                    2012   1.734
                                                                                    2011   1.865
                                                                                    2010   1.642
                                                                                    2009   1.360
                                                                                    2008   2.248
                                                                                    2007   2.177
                                                                                    2006   2.111
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   0.735
                                                                                    2012   0.668
                                                                                    2011   0.695
                                                                                    2010   0.608
                                                                                    2009   0.411
                                                                                    2008   0.763
                                                                                    2007   0.639
                                                                                    2006   0.651
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.976
                                                                                    2012   1.010
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.890
                                                                                    2011   0.895
                                                                                    2010   0.811
                                                                                    2009   0.586
                                                                                    2008   0.879
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.964
                                                                                    2010   0.840
                                                                                    2009   0.644
                                                                                    2008   1.090
                                                                                    2007   1.064
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.349
                                                                                    2012   1.246
                                                                                    2011   1.216
                                                                                    2010   1.114
                                                                                    2009   0.932
                                                                                    2008   1.097
                                                                                    2007   1.047
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.281
                                                                                    2012   1.159
                                                                                    2011   1.156
                                                                                    2010   1.045
                                                                                    2009   0.852
                                                                                    2008   1.095
                                                                                    2007   1.053
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.201
                                                                                    2012   1.069
                                                                                    2011   1.093
                                                                                    2010   0.973
                                                                                    2009   0.776
                                                                                    2008   1.095
                                                                                    2007   1.058
                                                                                    2006   1.000



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.652                 108,804
                                                                                    1.246                 295,792
                                                                                    1.113                 376,390
                                                                                    1.169                 615,415
                                                                                    1.052               1,339,733
                                                                                    0.803               1,466,316
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 1.064                      --
                                                                                    1.017               2,060,476
                                                                                    1.858               2,634,819
                                                                                    1.801               2,753,636
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2.195                      --
                                                                                    1.989                 624,684
                                                                                    1.734                 713,176
                                                                                    1.865                 914,518
                                                                                    1.642               1,098,895
                                                                                    1.360               1,315,072
                                                                                    2.248               1,781,421
                                                                                    2.177               1,847,498
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 0.967                 396,335
                                                                                    0.735                 563,876
                                                                                    0.668               1,027,250
                                                                                    0.695               1,318,428
                                                                                    0.608               2,047,156
                                                                                    0.411               2,339,277
                                                                                    0.763               4,320,558
                                                                                    0.639               4,504,552
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.326                 298,089
                                                                                    0.976                 304,182
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 1.020                      --
                                                                                    0.890                 255,048
                                                                                    0.895                 251,753
                                                                                    0.811                 337,292
                                                                                    0.586                 363,719
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.048                      --
                                                                                    0.964                 713,719
                                                                                    0.840               2,533,213
                                                                                    0.644               1,846,167
                                                                                    1.090               1,343,253
                                                                                    1.064                 515,102
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.396                 150,339
                                                                                    1.349                 249,469
                                                                                    1.246                 782,500
                                                                                    1.216                 734,008
                                                                                    1.114               1,125,722
                                                                                    0.932                 806,829
                                                                                    1.097                 468,583
                                                                                    1.047                 171,346
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.410                 285,756
                                                                                    1.281                 597,519
                                                                                    1.159               1,314,810
                                                                                    1.156               1,104,924
                                                                                    1.045               1,111,571
                                                                                    0.852               1,143,124
                                                                                    1.095                 583,075
                                                                                    1.053                 242,241
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.406               1,051,276
                                                                                    1.201               1,363,747
                                                                                    1.069               1,993,632
                                                                                    1.093               2,147,689
                                                                                    0.973               3,679,848
                                                                                    0.776               2,380,180
                                                                                    1.095               1,995,660
                                                                                    1.058               1,206,829

                            MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 2013   1.123
                                                                                   2012   0.981
                                                                                   2011   1.027
                                                                                   2010   0.903
                                                                                   2009   0.705
                                                                                   2008   1.095
                                                                                   2007   1.063
                                                                                   2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................ 2013   1.277
                                                                                   2012   1.112
                                                                                   2011   1.100
                                                                                   2010   0.966
                                                                                   2009   0.780
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2013   2.615
                                                                                   2012   2.367
                                                                                   2011   2.335
                                                                                   2010   2.142
                                                                                   2009   1.824
                                                                                   2008   2.367
                                                                                   2007   2.291
                                                                                   2006   2.132
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2013   1.570
                                                                                   2012   1.357
                                                                                   2011   1.356
                                                                                   2010   1.227
                                                                                   2009   1.024
                                                                                   2008   1.529
                                                                                   2007   1.432
                                                                                   2006   1.289
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.999
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.268
                                                                                   2012   1.077
                                                                                   2011   1.100
                                                                                   2010   0.950
                                                                                   2009   0.669
                                                                                   2008   1.164
                                                                                   2007   1.075
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.740
                                                                                   2012   1.514
                                                                                   2011   1.504
                                                                                   2010   1.126
                                                                                   2009   0.819
                                                                                   2008   1.239
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.127
                                                                                   2006   1.055
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.324
                                                                                   2012   1.289
                                                                                   2011   1.230
                                                                                   2010   1.170
                                                                                   2009   1.129
                                                                                   2008   1.140
                                                                                   2007   1.100
                                                                                   2006   1.057
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131
                                                                                   2005   1.078
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 2007   0.988
                                                                                   2006   0.989
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456
                                                                                   2008   1.401
                                                                                   2007   1.298
                                                                                   2006   1.260
                                                                                   2005   1.240



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 1.384               1,237,083
                                                                                   1.123               1,778,797
                                                                                   0.981               3,047,170
                                                                                   1.027               4,390,526
                                                                                   0.903               4,192,022
                                                                                   0.705               3,188,727
                                                                                   1.095               2,240,979
                                                                                   1.063                 601,332
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................ 1.672               2,391,442
                                                                                   1.277               2,909,074
                                                                                   1.112               4,246,551
                                                                                   1.100               5,169,435
                                                                                   0.966                 330,228
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 3.081                 913,259
                                                                                   2.615               1,196,076
                                                                                   2.367               1,752,591
                                                                                   2.335               2,268,630
                                                                                   2.142               2,831,600
                                                                                   1.824               3,137,526
                                                                                   2.367               4,648,347
                                                                                   2.291               4,503,963
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.114               1,769,921
                                                                                   1.570               1,330,910
                                                                                   1.357               1,378,089
                                                                                   1.356               1,496,538
                                                                                   1.227               1,675,505
                                                                                   1.024               1,412,808
                                                                                   1.529               1,257,804
                                                                                   1.432                 388,414
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.766                  59,321
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.745                 165,349
                                                                                   1.268                 294,619
                                                                                   1.077                 354,944
                                                                                   1.100                 733,060
                                                                                   0.950                 724,597
                                                                                   0.669                 543,259
                                                                                   1.164                 830,461
                                                                                   1.075                 665,478
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.489               1,654,261
                                                                                   1.740               1,964,027
                                                                                   1.514               2,519,394
                                                                                   1.504               2,810,024
                                                                                   1.126               3,252,862
                                                                                   0.819               2,882,502
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.173                      --
                                                                                   1.127                 456,416
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.306                 306,468
                                                                                   1.324               1,040,118
                                                                                   1.289               1,763,398
                                                                                   1.230               2,080,474
                                                                                   1.170               2,562,680
                                                                                   1.129               2,263,419
                                                                                   1.140               2,663,624
                                                                                   1.100               2,286,785
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.198                      --
                                                                                   1.131                 298,360
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 1.010                      --
                                                                                   0.988                 435,339
                                                                                   0.989                  25,433
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.509                      --
                                                                                   1.456               2,222,495
                                                                                   1.401               3,075,048
                                                                                   1.298               2,859,226
                                                                                   1.260               2,924,975

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............................. 2007   2.035
                                                                                      2006   1.749
                                                                                      2005   1.647
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................................ 2006   1.162
                                                                                      2005   1.078
 Travelers Convertible Securities Subaccount (5/04).................................. 2006   1.035
                                                                                      2005   1.040
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................... 2006   2.471
                                                                                      2005   2.216
 Travelers Equity Income Subaccount (10/96).......................................... 2006   2.004
                                                                                      2005   1.933
 Travelers Federated High Yield Subaccount (11/96)................................... 2006   1.612
                                                                                      2005   1.585
 Travelers Large Cap Subaccount (9/96)............................................... 2006   1.711
                                                                                      2005   1.587
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................... 2006   1.057
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.023
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 2006   1.048
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.071
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 2006   1.030
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 2006   1.039
                                                                                      2005   0.935
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................... 2006   0.614
                                                                                      2005   0.600
 Travelers MFS(R) Total Return Subaccount (8/96)..................................... 2006   2.059
                                                                                      2005   2.016
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.190
                                                                                      2005   1.127
 Travelers Mondrian International Stock Subaccount (9/96)............................ 2006   1.384
                                                                                      2005   1.273
 Travelers Pioneer Fund Subaccount (5/03)............................................ 2006   1.416
                                                                                      2005   1.347
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.064
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (9/96)................................ 2006   1.626
                                                                                      2005   1.581
 Travelers Quality Bond Subaccount (7/97)............................................ 2006   1.448
                                                                                      2005   1.437
 Travelers Strategic Equity Subaccount (9/96)........................................ 2006   1.698
                                                                                      2005   1.677
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05).................... 2006   1.010
                                                                                      2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)..................... 2006   1.010
                                                                                      2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.094
                                                                                      2005   1.057



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............................. 2.179                      --
                                                                                      2.035               2,256,210
                                                                                      1.749               1,737,523
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................................ 1.241                      --
                                                                                      1.162               2,860,893
 Travelers Convertible Securities Subaccount (5/04).................................. 1.106                      --
                                                                                      1.035                   3,355
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................... 2.706                      --
                                                                                      2.471                 683,018
 Travelers Equity Income Subaccount (10/96).......................................... 2.111                      --
                                                                                      2.004               2,087,888
 Travelers Federated High Yield Subaccount (11/96)................................... 1.658                      --
                                                                                      1.612                 182,608
 Travelers Large Cap Subaccount (9/96)............................................... 1.768                      --
                                                                                      1.711               1,829,327
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................... 1.126                      --
                                                                                      1.057                  28,386
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.029                      --
                                                                                      1.023                   1,342
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 1.088                      --
                                                                                      1.048                  44,120
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.120                      --
                                                                                      1.071                 252,608
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 1.053                      --
                                                                                      1.030                      19
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 1.106                      --
                                                                                      1.039                 184,783
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................... 0.651                      --
                                                                                      0.614               4,727,257
 Travelers MFS(R) Total Return Subaccount (8/96)..................................... 2.132                      --
                                                                                      2.059               4,196,861
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.289                      --
                                                                                      1.190                 178,295
 Travelers Mondrian International Stock Subaccount (9/96)............................ 1.593                      --
                                                                                      1.384               1,394,036
 Travelers Pioneer Fund Subaccount (5/03)............................................ 1.506                      --
                                                                                      1.416                 106,031
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.123                      --
                                                                                      1.064                      --
 Travelers Pioneer Strategic Income Subaccount (9/96)................................ 1.647                      --
                                                                                      1.626                 452,800
 Travelers Quality Bond Subaccount (7/97)............................................ 1.439                      --
                                                                                      1.448               1,438,578
 Travelers Strategic Equity Subaccount (9/96)........................................ 1.776                      --
                                                                                      1.698               1,294,954
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05).................... 1.166                      --
                                                                                      1.010                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)..................... 1.161                      --
                                                                                      1.010                      --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 1.057                      --
                                                                                      1.094               1,984,523

                                 MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                               YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........ 2009   1.074           1.045                     --
                                                            2008   1.687           1.074                115,353
                                                            2007   1.741           1.687                207,644
                                                            2006   1.512           1.741                226,717
                                                            2005   1.464           1.512                152,684



                                              MRP -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.876           0.835                      --
                                                                          2007   0.762           0.876                 874,438
                                                                          2006   0.754           0.762                 973,798
                                                                          2005   0.711           0.754                 891,392
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)......... 2006   1.109           1.159                      --
                                                                          2005   1.076           1.109              17,734,860
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).......... 2006   0.872           0.854                      --
                                                                          2005   0.771           0.872                 951,877
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................ 2013   1.689           2.150               1,048,802
                                                                          2012   1.399           1.689               1,041,246
                                                                          2011   1.559           1.399               2,321,163
                                                                          2010   1.416           1.559               3,630,589
                                                                          2009   1.010           1.416               4,620,155
                                                                          2008   1.664           1.010               5,024,251
                                                                          2007   1.471           1.664               3,743,487
                                                                          2006   1.240           1.471               2,396,988
                                                                          2005   1.103           1.240               1,313,171
 American Funds Growth Subaccount (Class 2) (5/04)....................... 2013   1.450           1.858               1,378,294
                                                                          2012   1.248           1.450               1,561,413
                                                                          2011   1.324           1.248               3,525,276
                                                                          2010   1.132           1.324               5,380,572
                                                                          2009   0.824           1.132               7,613,172
                                                                          2008   1.494           0.824               7,658,297
                                                                          2007   1.350           1.494               7,546,410
                                                                          2006   1.243           1.350               6,913,220
                                                                          2005   1.086           1.243               3,980,066
 American Funds Growth-Income Subaccount (Class 2) (5/04)................ 2013   1.283           1.687               1,232,070
                                                                          2012   1.108           1.283               1,191,896
                                                                          2011   1.146           1.108               2,531,247
                                                                          2010   1.044           1.146               3,555,473
                                                                          2009   0.808           1.044               5,234,657
                                                                          2008   1.319           0.808               5,388,048
                                                                          2007   1.275           1.319               5,065,795
                                                                          2006   1.123           1.275               4,794,228
                                                                          2005   1.077           1.123               3,195,600
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................ 2006   2.304           2.280                      --
                                                                          2005   1.979           2.304              18,563,953
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.727           2.257                      --
                                                                          2005   1.636           1.727               1,777,079
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.267           1.213                      --
                                                                          2007   1.201           1.267               4,703,690
                                                                          2006   1.046           1.201               5,754,950
                                                                          2005   1.018           1.046               7,060,613
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)....... 2008   1.222           1.154                      --
                                                                          2007   1.395           1.222               6,326,918
                                                                          2006   1.364           1.395               8,789,537
                                                                          2005   1.309           1.364              10,977,038

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2013   1.650
                                                                                     2012   1.442
                                                                                     2011   1.506
                                                                                     2010   1.308
                                                                                     2009   0.980
                                                                                     2008   1.736
                                                                                     2007   1.502
                                                                                     2006   1.368
                                                                                     2005   1.191
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2013   2.291
                                                                                     2012   2.030
                                                                                     2011   2.311
                                                                                     2010   1.825
                                                                                     2009   1.325
                                                                                     2008   2.228
                                                                                     2007   1.961
                                                                                     2006   1.771
                                                                                     2005   1.523
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2013   1.209
                                                                                     2012   1.107
                                                                                     2011   1.181
                                                                                     2010   0.939
                                                                                     2009   0.664
                                                                                     2008   1.172
                                                                                     2007   1.070
                                                                                     2006   0.999
                                                                                     2005   0.968
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.448
                                                                                     2005   1.329
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2013   3.029
                                                                                     2012   2.717
                                                                                     2011   3.278
                                                                                     2010   2.830
                                                                                     2009   1.664
                                                                                     2008   3.572
                                                                                     2007   2.816
                                                                                     2006   2.232
                                                                                     2005   1.778
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2013   1.476
                                                                                     2012   1.267
                                                                                     2011   1.439
                                                                                     2010   1.348
                                                                                     2009   0.998
                                                                                     2008   1.700
                                                                                     2007   1.495
                                                                                     2006   1.249
                                                                                     2005   1.151
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 2006   1.025
                                                                                     2005   1.000
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2013   0.718
                                                                                     2012   0.623
                                                                                     2011   0.643
                                                                                     2010   0.520
                                                                                     2009   0.365
                                                                                     2008   0.660
                                                                                     2007   0.551
                                                                                     2006   0.493
                                                                                     2005   0.447
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................ 2010   1.086
                                                                                     2009   0.877
                                                                                     2008   1.254
                                                                                     2007   1.046
                                                                                     2006   0.999
                                                                                     2005   0.903



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2.129               1,289,447
                                                                                     1.650               1,189,426
                                                                                     1.442               2,288,893
                                                                                     1.506               3,691,336
                                                                                     1.308               5,041,273
                                                                                     0.980               5,597,265
                                                                                     1.736               5,580,152
                                                                                     1.502               5,290,311
                                                                                     1.368               4,316,893
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 3.066               1,205,219
                                                                                     2.291               1,143,251
                                                                                     2.030               2,489,259
                                                                                     2.311               3,738,499
                                                                                     1.825               4,879,068
                                                                                     1.325               5,537,872
                                                                                     2.228               6,042,521
                                                                                     1.961               5,940,396
                                                                                     1.771               5,275,586
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.645                 240,309
                                                                                     1.209                 235,321
                                                                                     1.107                 646,959
                                                                                     1.181               1,159,134
                                                                                     0.939               1,203,898
                                                                                     0.664               1,191,033
                                                                                     1.172               1,314,904
                                                                                     1.070               1,245,900
                                                                                     0.999               1,259,582
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.689                      --
                                                                                     1.448                 656,050
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2.956                 292,183
                                                                                     3.029                 350,324
                                                                                     2.717                 907,540
                                                                                     3.278               1,352,281
                                                                                     2.830               2,031,237
                                                                                     1.664               2,084,019
                                                                                     3.572               2,233,832
                                                                                     2.816               2,063,801
                                                                                     2.232               1,283,293
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.788                 345,746
                                                                                     1.476                 312,370
                                                                                     1.267               1,017,766
                                                                                     1.439               1,728,098
                                                                                     1.348               2,457,767
                                                                                     0.998               2,721,326
                                                                                     1.700               2,382,872
                                                                                     1.495               2,297,478
                                                                                     1.249               1,807,817
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 1.048                      --
                                                                                     1.025                     217
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 0.933               2,015,766
                                                                                     0.718               2,543,697
                                                                                     0.623               4,004,440
                                                                                     0.643               5,664,772
                                                                                     0.520               9,355,562
                                                                                     0.365              10,087,618
                                                                                     0.660              10,938,244
                                                                                     0.551              12,474,519
                                                                                     0.493              13,988,779
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................ 1.101                      --
                                                                                     1.086                 715,481
                                                                                     0.877                 780,010
                                                                                     1.254                 786,344
                                                                                     1.046                 862,409
                                                                                     0.999               1,350,337

                            MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.504
                                                                                   2010   0.412
                                                                                   2009   0.266
                                                                                   2008   0.482
                                                                                   2007   0.402
                                                                                   2006   0.379
                                                                                   2005   0.345
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................. 2006   0.822
                                                                                   2005   0.744
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.548
                                                                                   2005   1.511
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).................................. 2010   0.964
                                                                                   2009   0.776
                                                                                   2008   1.260
                                                                                   2007   1.218
                                                                                   2006   1.073
                                                                                   2005   1.046
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)................... 2013   2.238
                                                                                   2012   1.985
                                                                                   2011   1.915
                                                                                   2010   1.744
                                                                                   2009   1.324
                                                                                   2008   1.746
                                                                                   2007   1.744
                                                                                   2006   1.718
                                                                                   2005   1.713
 Templeton Growth Fund, Inc. (Class A) (8/96)..................................... 2011   2.035
                                                                                   2010   1.921
                                                                                   2009   1.491
                                                                                   2008   2.677
                                                                                   2007   2.660
                                                                                   2006   2.216
                                                                                   2005   2.080
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 2013   1.225
                                                                                   2012   1.047
                                                                                   2011   1.038
                                                                                   2010   0.843
                                                                                   2009   0.636
                                                                                   2008   1.083
                                                                                   2007   1.083
                                                                                   2006   1.010
                                                                                   2005   0.919
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   0.906
                                                                                   2012   0.800
                                                                                   2011   0.865
                                                                                   2010   0.753
                                                                                   2009   0.591
                                                                                   2008   0.946
                                                                                   2007   0.987
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2013   1.632
                                                                                   2012   1.429
                                                                                   2011   1.413
                                                                                   2010   1.274
                                                                                   2009   1.059
                                                                                   2008   1.521
                                                                                   2007   1.424
                                                                                   2006   1.259
                                                                                   2005   1.225
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)............ 2013   1.461
                                                                                   2012   1.299
                                                                                   2011   1.222
                                                                                   2010   1.105
                                                                                   2009   0.913
                                                                                   2008   1.426
                                                                                   2007   1.418



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.540                      --
                                                                                   0.504               1,282,796
                                                                                   0.412               1,809,879
                                                                                   0.266               1,725,170
                                                                                   0.482               1,897,800
                                                                                   0.402               2,309,556
                                                                                   0.379               2,527,407
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................. 0.880                      --
                                                                                   0.822               1,901,939
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.739                      --
                                                                                   1.548                 543,026
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).................................. 1.025                      --
                                                                                   0.964               5,919,187
                                                                                   0.776               6,747,566
                                                                                   1.260               8,394,430
                                                                                   1.218              10,694,114
                                                                                   1.073              11,991,921
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)................... 2.210                 426,381
                                                                                   2.238                 486,885
                                                                                   1.985               1,108,503
                                                                                   1.915               1,593,590
                                                                                   1.744               2,305,464
                                                                                   1.324               2,546,218
                                                                                   1.746               2,934,324
                                                                                   1.744               3,442,527
                                                                                   1.718               4,635,064
 Templeton Growth Fund, Inc. (Class A) (8/96)..................................... 2.278                     101
                                                                                   2.035               4,345,226
                                                                                   1.921               5,791,136
                                                                                   1.491               6,691,155
                                                                                   2.677               8,580,420
                                                                                   2.660              10,506,686
                                                                                   2.216              11,556,208
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 1.783               1,021,363
                                                                                   1.225               1,392,820
                                                                                   1.047               5,496,881
                                                                                   1.038               9,416,445
                                                                                   0.843              13,572,402
                                                                                   0.636              16,976,266
                                                                                   1.083              21,494,932
                                                                                   1.083              26,698,179
                                                                                   1.010              32,284,111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.179                 645,231
                                                                                   0.906                 811,378
                                                                                   0.800               1,584,515
                                                                                   0.865               2,329,370
                                                                                   0.753               3,427,943
                                                                                   0.591               4,343,479
                                                                                   0.946               5,306,512
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2.090               1,413,832
                                                                                   1.632               1,967,135
                                                                                   1.429               3,420,221
                                                                                   1.413               5,583,597
                                                                                   1.274               7,677,015
                                                                                   1.059               9,559,541
                                                                                   1.521              10,834,100
                                                                                   1.424              13,223,387
                                                                                   1.259              15,966,366
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)............ 1.813                 479,600
                                                                                   1.461                 682,316
                                                                                   1.299               1,050,595
                                                                                   1.222               1,636,261
                                                                                   1.105               2,171,739
                                                                                   0.913               2,313,377
                                                                                   1.426               2,974,206

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........... 2013   1.852
                                                                                      2012   1.563
                                                                                      2011   1.597
                                                                                      2010   1.476
                                                                                      2009   1.052
                                                                                      2008   1.703
                                                                                      2007   1.642
                                                                                      2006   1.593
                                                                                      2005   1.537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2013   1.747
                                                                                      2012   1.522
                                                                                      2011   1.472
                                                                                      2010   1.365
                                                                                      2009   1.113
                                                                                      2008   1.755
                                                                                      2007   1.715
                                                                                      2006   1.472
                                                                                      2005   1.403
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2013   1.630
                                                                                      2012   1.385
                                                                                      2011   1.387
                                                                                      2010   1.125
                                                                                      2009   0.800
                                                                                      2008   1.369
                                                                                      2007   1.328
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 2009   0.802
                                                                                      2008   1.303
                                                                                      2007   1.261
                                                                                      2006   1.112
                                                                                      2005   1.082
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 2013   1.365
                                                                                      2012   1.252
                                                                                      2011   1.271
                                                                                      2010   1.150
                                                                                      2009   0.951
                                                                                      2008   1.290
                                                                                      2007   1.181
                                                                                      2006   1.113
                                                                                      2005   1.082
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.993
                                                                                      2010   0.923
                                                                                      2009   0.798
                                                                                      2008   1.028
                                                                                      2007   1.030
                                                                                      2006   1.004
                                                                                      2005   0.996
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2013   2.236
                                                                                      2012   1.919
                                                                                      2011   1.915
                                                                                      2010   1.691
                                                                                      2009   1.104
                                                                                      2008   1.620
                                                                                      2007   1.645
                                                                                      2006   1.509
                                                                                      2005   1.476
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 2010   1.186
                                                                                      2009   1.202
                                                                                      2008   1.189
                                                                                      2007   1.150
                                                                                      2006   1.116
                                                                                      2005   1.102
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).......................................... 2007   2.203
                                                                                      2006   1.893
                                                                                      2005   1.847
 LMPVPI Total Return Subaccount (Class I) (10/98).................................... 2007   1.384
                                                                                      2006   1.248
                                                                                      2005   1.226



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........... 2.516                 186,618
                                                                                      1.852                 215,857
                                                                                      1.563                 583,245
                                                                                      1.597               1,241,462
                                                                                      1.476               1,934,945
                                                                                      1.052               2,265,637
                                                                                      1.703               2,750,663
                                                                                      1.642               3,624,798
                                                                                      1.593               4,410,403
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2.278                 547,846
                                                                                      1.747                 622,069
                                                                                      1.522               1,120,234
                                                                                      1.472               1,970,174
                                                                                      1.365               2,421,511
                                                                                      1.113               3,019,330
                                                                                      1.755               4,171,098
                                                                                      1.715               5,565,457
                                                                                      1.472               6,896,463
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2.361                 314,947
                                                                                      1.630                 203,671
                                                                                      1.385                 473,812
                                                                                      1.387                 619,786
                                                                                      1.125                 910,594
                                                                                      0.800               1,049,622
                                                                                      1.369               1,161,590
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 0.781                      --
                                                                                      0.802               4,827,462
                                                                                      1.303               5,348,274
                                                                                      1.261               6,469,380
                                                                                      1.112               7,573,568
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 1.596                 153,368
                                                                                      1.365                 152,190
                                                                                      1.252                 317,697
                                                                                      1.271                 585,759
                                                                                      1.150                 806,914
                                                                                      0.951                 903,820
                                                                                      1.290               1,194,548
                                                                                      1.181               1,524,156
                                                                                      1.113               1,999,728
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.982                      --
                                                                                      0.993                 160,298
                                                                                      0.923                 246,749
                                                                                      0.798                 224,610
                                                                                      1.028                 221,091
                                                                                      1.030                 229,231
                                                                                      1.004                 322,199
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2.341                 270,798
                                                                                      2.236                 342,378
                                                                                      1.919                 541,879
                                                                                      1.915               1,073,301
                                                                                      1.691               1,408,435
                                                                                      1.104               1,411,761
                                                                                      1.620               1,693,627
                                                                                      1.645               2,007,200
                                                                                      1.509               2,108,663
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 1.180                  19,801
                                                                                      1.186              20,789,255
                                                                                      1.202              25,698,941
                                                                                      1.189              23,746,080
                                                                                      1.150              27,848,188
                                                                                      1.116              31,824,576
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).......................................... 2.312                      --
                                                                                      2.203               3,069,891
                                                                                      1.893               3,614,900
 LMPVPI Total Return Subaccount (Class I) (10/98).................................... 1.424                      --
                                                                                      1.384               3,933,394
                                                                                      1.248               5,007,135

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.266
                                                                                      2006   1.138
                                                                                      2005   1.101
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).......................... 2007   1.299
                                                                                      2006   1.124
                                                                                      2005   1.105
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 2007   1.367
                                                                                      2006   1.236
                                                                                      2005   1.159
Managed Assets Trust
 Managed Assets Trust (7/05)......................................................... 2006   1.018
                                                                                      2005   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.554
                                                                                      2007   2.444
                                                                                      2006   2.565
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2013   2.396
                                                                                      2012   2.081
                                                                                      2011   2.058
                                                                                      2010   1.798
                                                                                      2009   1.238
                                                                                      2008   1.657
                                                                                      2007   1.636
                                                                                      2006   1.551
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.109
                                                                                      2006   1.047
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.033
                                                                                      2012   0.924
                                                                                      2011   0.936
                                                                                      2010   0.844
                                                                                      2009   0.719
                                                                                      2008   1.163
                                                                                      2007   1.154
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.044
                                                                                      2012   0.839
                                                                                      2011   0.900
                                                                                      2010   0.785
                                                                                      2009   0.590
                                                                                      2008   1.025
                                                                                      2007   1.221
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.900
                                                                                      2012   2.397
                                                                                      2011   2.625
                                                                                      2010   2.430
                                                                                      2009   1.722
                                                                                      2008   3.007
                                                                                      2007   2.340
                                                                                      2006   2.280
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.890
                                                                                      2012   0.762
                                                                                      2011   0.748
                                                                                      2010   0.614
                                                                                      2009   0.468
                                                                                      2008   0.744
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.064
                                                                                      2012   0.952
                                                                                      2011   0.987
                                                                                      2010   0.893
                                                                                      2009   0.701
                                                                                      2008   1.001



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.351                      --
                                                                                      1.266               1,416,753
                                                                                      1.138               1,240,390
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).......................... 1.350                      --
                                                                                      1.299               3,030,493
                                                                                      1.124               3,330,405
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 1.507                      --
                                                                                      1.367               1,539,893
                                                                                      1.236               1,383,348
Managed Assets Trust
 Managed Assets Trust (7/05)......................................................... 1.051                      --
                                                                                      1.018                     380
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.462                      --
                                                                                      2.554               1,750,476
                                                                                      2.444               2,126,925
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2.594                 365,289
                                                                                      2.396                 374,729
                                                                                      2.081                 553,829
                                                                                      2.058                 595,615
                                                                                      1.798                 751,479
                                                                                      1.238                 727,102
                                                                                      1.657                 809,970
                                                                                      1.636                 873,995
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.164                      --
                                                                                      1.109               1,242,209
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.365                 221,441
                                                                                      1.033                 166,720
                                                                                      0.924                 453,185
                                                                                      0.936                 682,964
                                                                                      0.844                 935,154
                                                                                      0.719               1,036,612
                                                                                      1.163               1,052,239
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.067                 970,524
                                                                                      1.044               1,065,540
                                                                                      0.839               1,639,889
                                                                                      0.900               2,287,070
                                                                                      0.785               3,028,799
                                                                                      0.590               2,894,871
                                                                                      1.025               3,183,922
                                                                                      1.221               3,905,358
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.688               2,726,896
                                                                                      2.900               3,017,101
                                                                                      2.397               5,089,994
                                                                                      2.625               6,764,459
                                                                                      2.430               9,244,599
                                                                                      1.722              10,841,868
                                                                                      3.007              11,858,330
                                                                                      2.340              15,179,427
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.278                 229,911
                                                                                      0.890                  88,787
                                                                                      0.762                 196,387
                                                                                      0.748                  33,970
                                                                                      0.614                   5,089
                                                                                      0.468                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.243                 388,784
                                                                                      1.064                 329,568
                                                                                      0.952                 749,028
                                                                                      0.987                 666,224
                                                                                      0.893                 606,607
                                                                                      0.701                 385,153

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.008
                                                                                      2012   0.881
                                                                                      2011   0.939
                                                                                      2010   0.840
                                                                                      2009   0.636
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.090
                                                                                      2012   0.998
                                                                                      2011   1.011
                                                                                      2010   0.934
                                                                                      2009   0.768
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.782
                                                                                      2012   1.397
                                                                                      2011   1.649
                                                                                      2010   1.435
                                                                                      2009   0.937
                                                                                      2008   1.604
                                                                                      2007   1.643
                                                                                      2006   1.490
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.658
                                                                                      2012   1.420
                                                                                      2011   1.463
                                                                                      2010   1.293
                                                                                      2009   1.036
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 2013   1.350
                                                                                      2012   1.195
                                                                                      2011   1.260
                                                                                      2010   1.019
                                                                                      2009   0.817
                                                                                      2008   1.355
                                                                                      2007   1.491
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2013   1.437
                                                                                      2012   1.231
                                                                                      2011   1.260
                                                                                      2010   1.011
                                                                                      2009   0.765
                                                                                      2008   1.265
                                                                                      2007   1.153
                                                                                      2006   1.161
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 2013   1.339
                                                                                      2012   1.175
                                                                                      2011   1.327
                                                                                      2010   1.127
                                                                                      2009   0.886
                                                                                      2008   1.203
                                                                                      2007   1.234
                                                                                      2006   1.157
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   0.857
                                                                                      2008   1.164
                                                                                      2007   1.111
                                                                                      2006   1.051
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.664
                                                                                      2010   0.628
                                                                                      2009   0.462
                                                                                      2008   0.886
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2013   1.679
                                                                                      2012   1.505
                                                                                      2011   1.458
                                                                                      2010   1.308
                                                                                      2009   0.968
                                                                                      2008   1.204
                                                                                      2007   1.144
                                                                                      2006   1.091
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 2009   0.754
                                                                                      2008   1.334
                                                                                      2007   1.210
                                                                                      2006   1.224



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.242                 504,473
                                                                                      1.008                 444,880
                                                                                      0.881                 427,492
                                                                                      0.939                 252,046
                                                                                      0.840                 174,830
                                                                                      0.636                  51,532
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.219                 429,232
                                                                                      1.090                 551,029
                                                                                      0.998                 465,137
                                                                                      1.011                 334,202
                                                                                      0.934                 246,149
                                                                                      0.768                  26,699
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.296               1,093,256
                                                                                      1.782               1,181,106
                                                                                      1.397               1,914,695
                                                                                      1.649               2,626,274
                                                                                      1.435               3,344,044
                                                                                      0.937               3,845,961
                                                                                      1.604               4,825,986
                                                                                      1.643               5,464,160
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2.212                 137,500
                                                                                      1.658                 195,427
                                                                                      1.420                 629,308
                                                                                      1.463                 943,139
                                                                                      1.293               1,213,461
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 1.734                 492,567
                                                                                      1.350                 477,866
                                                                                      1.195                 919,362
                                                                                      1.260               1,149,463
                                                                                      1.019               1,643,653
                                                                                      0.817               1,718,984
                                                                                      1.355               1,706,830
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 1.989                 110,271
                                                                                      1.437                 107,919
                                                                                      1.231                 159,810
                                                                                      1.260                 144,901
                                                                                      1.011                 136,493
                                                                                      0.765                 195,163
                                                                                      1.265                 120,157
                                                                                      1.153                  35,871
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 1.758                 215,036
                                                                                      1.339                 151,628
                                                                                      1.175                 157,194
                                                                                      1.327                 129,566
                                                                                      1.127                 129,687
                                                                                      0.886                 189,039
                                                                                      1.203                 150,533
                                                                                      1.234                  32,623
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 0.848                      --
                                                                                      0.857                  13,886
                                                                                      1.164                   7,648
                                                                                      1.111                   5,582
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.706                      --
                                                                                      0.664                  13,868
                                                                                      0.628                  19,094
                                                                                      0.462                     609
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 1.789                 112,154
                                                                                      1.679                 166,257
                                                                                      1.505                 647,083
                                                                                      1.458                 537,902
                                                                                      1.308                 692,499
                                                                                      0.968                 580,196
                                                                                      1.204                 540,784
                                                                                      1.144                 353,367
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 0.717                      --
                                                                                      0.754               6,218,100
                                                                                      1.334               7,490,845
                                                                                      1.210               9,190,734

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2013   2.262           2.403                      --
                                                                          2012   1.878           2.262               2,024,706
                                                                          2011   2.280           1.878               3,263,379
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2013   0.992           1.266                 789,712
                                                                          2012   0.863           0.992                 799,984
                                                                          2011   1.008           0.863               2,375,094
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/08)......... 2013   1.194           1.120                 124,153
                                                                          2012   1.018           1.194                 150,264
                                                                          2011   1.267           1.018                 120,613
                                                                          2010   1.037           1.267                 141,624
                                                                          2009   0.622           1.037                  72,157
                                                                          2008   1.355           0.622                   2,925
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2013   1.453           1.707                  75,572
                                                                          2012   1.264           1.453                  70,398
                                                                          2011   1.437           1.264                  71,108
                                                                          2010   1.309           1.437                  50,562
                                                                          2009   1.010           1.309                  31,377
                                                                          2008   1.731           1.010                  13,418
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.479           2.688                      --
                                                                          2012   2.384           2.479                 359,052
                                                                          2011   2.551           2.384                 680,005
                                                                          2010   2.101           2.551               1,022,484
                                                                          2009   1.555           2.101               1,403,029
                                                                          2008   1.138           1.555               1,455,046
                                                                          2007   1.283           1.138                  24,910
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.832           0.935                      --
                                                                          2011   0.853           0.832                   7,640
                                                                          2010   0.789           0.853                   4,115
                                                                          2009   0.556           0.789                   7,537
                                                                          2008   0.992           0.556                   3,490
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   1.985           2.485                      --
                                                                          2012   1.663           1.985                  74,987
                                                                          2011   1.843           1.663                  41,879
                                                                          2010   1.614           1.843                  21,079
                                                                          2009   1.172           1.614                   7,923
                                                                          2008   1.893           1.172                   3,269
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2013   1.015           1.163               4,532,029
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.431           1.284                 490,857
                                                                          2012   1.329           1.431               1,229,418
                                                                          2011   1.210           1.329                 811,352
                                                                          2010   1.138           1.210                 544,538
                                                                          2009   0.976           1.138                 344,260
                                                                          2008   1.061           0.976                 205,518
                                                                          2007   1.001           1.061                  64,882
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.859           1.796               1,416,827
                                                                          2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.555           2.038                  45,049
                                                                          2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
                                                                          2007   1.587           1.642                 210,377
                                                                          2006   1.475           1.587                 212,276
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.175           1.298                      --
                                                                          2006   1.116           1.175                  14,132
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.396           2.397                 211,922
                                                                          2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
                                                                          2007   1.595           1.676               1,579,932
                                                                          2006   1.539           1.595               1,679,403

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.480           0.502                      --
                                                                          2012   0.435           0.480                 873,250
                                                                          2011   0.538           0.435                 975,563
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.019           1.343               3,715,635
                                                                          2012   0.877           1.019               4,059,473
                                                                          2011   0.928           0.877               6,250,485
                                                                          2010   0.805           0.928               8,785,390
                                                                          2009   0.690           0.805              11,794,236
                                                                          2008   1.100           0.690              14,364,659
                                                                          2007   1.077           1.100              17,761,155
                                                                          2006   1.001           1.077              18,565,726
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *........ 2013   1.798           2.346               1,015,202
                                                                          2012   1.547           1.798               1,053,721
                                                                          2011   1.726           1.547               1,546,770
                                                                          2010   1.461           1.726               2,467,558
                                                                          2009   1.173           1.461               3,428,755
                                                                          2008   1.696           1.173               4,019,529
                                                                          2007   1.776           1.696               4,427,287
                                                                          2006   1.739           1.776                 726,415
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.793           1.753                 570,343
                                                                          2012   1.693           1.793                 803,388
                                                                          2011   1.613           1.693               1,134,410
                                                                          2010   1.511           1.613               1,430,338
                                                                          2009   1.401           1.511               1,708,356
                                                                          2008   1.473           1.401               1,926,108
                                                                          2007   1.407           1.473               2,277,476
                                                                          2006   1.353           1.407               2,821,508
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.504           1.988               1,860,476
                                                                          2012   1.335           1.504               2,183,384
                                                                          2011   1.488           1.335               4,271,633
                                                                          2010   1.261           1.488               6,352,104
                                                                          2009   1.000           1.261               8,635,069
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08).......... 2009   1.970           2.049                      --
                                                                          2008   3.047           1.970                   5,323
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.223           1.452                 214,493
                                                                          2012   1.105           1.223                  69,323
                                                                          2011   1.080           1.105                  73,870
                                                                          2010   1.000           1.080                  36,545
                                                                          2009   0.861           1.000                  48,150
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.235           1.603                 202,152
                                                                          2012   1.100           1.235                 133,781
                                                                          2011   1.094           1.100                 169,764
                                                                          2010   1.020           1.094                  83,371
                                                                          2009   0.932           1.020                  96,912
                                                                          2008   1.367           0.932                  47,337
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2013   1.134           1.117               4,690,084
                                                                          2012   1.151           1.134               5,381,875
                                                                          2011   1.169           1.151              10,700,969
                                                                          2010   1.180           1.169              15,885,818
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.125           1.482               1,175,260
                                                                          2012   1.012           1.125               1,201,043
                                                                          2011   1.071           1.012               2,021,761
                                                                          2010   0.971           1.071               2,662,758
                                                                          2009   0.746           0.971               3,396,812
                                                                          2008   1.208           0.746               4,124,178
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.933           0.974                      --
                                                                          2008   1.716           0.933               5,414,777
                                                                          2007   1.676           1.716               6,378,104
                                                                          2006   1.653           1.676               8,061,123
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.776           1.956                      --
                                                                          2012   1.559           1.776                 636,361
                                                                          2011   1.688           1.559               1,019,260
                                                                          2010   1.497           1.688               1,537,540
                                                                          2009   1.249           1.497               2,087,504
                                                                          2008   2.079           1.249               2,363,906
                                                                          2007   2.027           2.079               3,034,380
                                                                          2006   1.975           2.027               3,673,762

                            MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   0.677
                                                                                    2012   0.620
                                                                                    2011   0.650
                                                                                    2010   0.573
                                                                                    2009   0.390
                                                                                    2008   0.729
                                                                                    2007   0.615
                                                                                    2006   0.629
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.898
                                                                                    2012   0.930
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.826
                                                                                    2011   0.837
                                                                                    2010   0.763
                                                                                    2009   0.555
                                                                                    2008   0.837
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.077
                                                                                    2007   1.059
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.287
                                                                                    2012   1.197
                                                                                    2011   1.177
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.042
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.223
                                                                                    2012   1.114
                                                                                    2011   1.119
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.082
                                                                                    2007   1.048
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.146
                                                                                    2012   1.028
                                                                                    2011   1.058
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.083
                                                                                    2007   1.053
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.071
                                                                                    2012   0.943
                                                                                    2011   0.994
                                                                                    2010   0.880
                                                                                    2009   0.692
                                                                                    2008   1.083
                                                                                    2007   1.058
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................. 2013   1.178
                                                                                    2012   1.033
                                                                                    2011   1.030
                                                                                    2010   0.910
                                                                                    2009   0.738
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.332
                                                                                    2012   2.126
                                                                                    2011   2.111
                                                                                    2010   1.951
                                                                                    2009   1.673
                                                                                    2008   2.186
                                                                                    2007   2.130
                                                                                    2006   1.992



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 0.885               1,820,443
                                                                                    0.677               1,841,954
                                                                                    0.620               4,107,997
                                                                                    0.650               5,882,424
                                                                                    0.573               8,574,314
                                                                                    0.390              10,248,598
                                                                                    0.729              11,521,344
                                                                                    0.615              13,891,601
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.212                 322,176
                                                                                    0.898                 342,517
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.940                     247
                                                                                    0.826                 656,320
                                                                                    0.837                 792,659
                                                                                    0.763                 952,831
                                                                                    0.555                 919,191
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.012                      --
                                                                                    0.933               3,129,304
                                                                                    0.819               3,616,932
                                                                                    0.632               2,941,550
                                                                                    1.077               1,619,336
                                                                                    1.059                 259,608
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.323                 751,144
                                                                                    1.287               1,314,938
                                                                                    1.197                 956,509
                                                                                    1.177               1,013,942
                                                                                    1.085                 829,618
                                                                                    0.914                 838,465
                                                                                    1.084                 702,513
                                                                                    1.042                 209,401
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.336                 744,114
                                                                                    1.223                 657,989
                                                                                    1.114               1,547,849
                                                                                    1.119               1,711,841
                                                                                    1.018               1,447,510
                                                                                    0.836               1,360,479
                                                                                    1.082                 747,274
                                                                                    1.048                 305,946
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.332               2,198,069
                                                                                    1.146               2,038,663
                                                                                    1.028               3,503,957
                                                                                    1.058               3,427,593
                                                                                    0.949               4,789,618
                                                                                    0.761               4,293,313
                                                                                    1.083               2,688,290
                                                                                    1.053               1,022,753
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.312               2,821,535
                                                                                    1.071               2,710,775
                                                                                    0.943               3,920,004
                                                                                    0.994               4,875,116
                                                                                    0.880               5,514,743
                                                                                    0.692               5,149,948
                                                                                    1.083               4,096,531
                                                                                    1.058               1,799,899
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................. 1.532               3,547,165
                                                                                    1.178               4,290,913
                                                                                    1.033               6,224,466
                                                                                    1.030               9,123,387
                                                                                    0.910               5,154,331
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.728               2,131,363
                                                                                    2.332               2,519,099
                                                                                    2.126               4,024,032
                                                                                    2.111               5,718,141
                                                                                    1.951               7,462,919
                                                                                    1.673               8,794,148
                                                                                    2.186              10,568,624
                                                                                    2.130              12,522,537

                            MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.478
                                                                                    2012   1.286
                                                                                    2011   1.294
                                                                                    2010   1.179
                                                                                    2009   0.991
                                                                                    2008   1.490
                                                                                    2007   1.406
                                                                                    2006   1.271
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.707
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.210
                                                                                    2012   1.035
                                                                                    2011   1.065
                                                                                    2010   0.926
                                                                                    2009   0.657
                                                                                    2008   1.150
                                                                                    2007   1.070
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................... 2013   1.572
                                                                                    2012   1.377
                                                                                    2011   1.378
                                                                                    2010   1.038
                                                                                    2009   0.760
                                                                                    2008   1.156
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.114
                                                                                    2006   1.048
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.246
                                                                                    2012   1.222
                                                                                    2011   1.174
                                                                                    2010   1.124
                                                                                    2009   1.092
                                                                                    2008   1.111
                                                                                    2007   1.079
                                                                                    2006   1.042
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.118
                                                                                    2005   1.073
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05).................... 2007   0.977
                                                                                    2006   0.985
                                                                                    2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.380
                                                                                    2008   1.337
                                                                                    2007   1.248
                                                                                    2006   1.220
                                                                                    2005   1.209
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2007   1.956
                                                                                    2006   1.693
                                                                                    2005   1.605
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04).............................. 2006   1.149
                                                                                    2005   1.073
 Travelers Convertible Securities Subaccount (5/04)................................ 2006   1.023
                                                                                    2005   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................. 2006   2.348
                                                                                    2005   2.120
 Travelers Equity Income Subaccount (10/96)........................................ 2006   1.879
                                                                                    2005   1.826
 Travelers Federated High Yield Subaccount (11/96)................................. 2006   1.513
                                                                                    2005   1.497
 Travelers Large Cap Subaccount (9/96)............................................. 2006   1.603
                                                                                    2005   1.497
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................. 2006   1.053
                                                                                    2005   1.000



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.976               1,521,984
                                                                                    1.478                 782,017
                                                                                    1.286               1,221,762
                                                                                    1.294               1,590,982
                                                                                    1.179               1,980,595
                                                                                    0.991               1,851,808
                                                                                    1.490               1,614,190
                                                                                    1.406               1,033,204
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 3.382                 251,566
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.654                 962,753
                                                                                    1.210                 814,445
                                                                                    1.035               1,430,167
                                                                                    1.065               1,912,226
                                                                                    0.926               2,183,257
                                                                                    0.657               2,258,484
                                                                                    1.150               2,447,922
                                                                                    1.070               2,705,886
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................... 2.233               1,406,623
                                                                                    1.572               1,461,752
                                                                                    1.377               3,053,753
                                                                                    1.378               3,823,199
                                                                                    1.038               4,472,547
                                                                                    0.760               5,374,928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.157                      --
                                                                                    1.114                  43,705
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.220               1,255,812
                                                                                    1.246               1,410,355
                                                                                    1.222               1,760,471
                                                                                    1.174               2,769,958
                                                                                    1.124               3,332,593
                                                                                    1.092               4,168,442
                                                                                    1.111               4,542,557
                                                                                    1.079               5,280,065
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 1.182                      --
                                                                                    1.118                 648,860
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05).................... 0.997                      --
                                                                                    0.977                  36,611
                                                                                    0.985                   1,606
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 1.426                      --
                                                                                    1.380               6,162,324
                                                                                    1.337               5,140,662
                                                                                    1.248               5,870,103
                                                                                    1.220               5,904,054
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2.089                      --
                                                                                    1.956               3,920,654
                                                                                    1.693               3,969,603
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04).............................. 1.224                      --
                                                                                    1.149              12,161,921
 Travelers Convertible Securities Subaccount (5/04)................................ 1.091                      --
                                                                                    1.023                  95,656
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................. 2.565                      --
                                                                                    2.348               2,488,257
 Travelers Equity Income Subaccount (10/96)........................................ 1.975                      --
                                                                                    1.879               3,967,894
 Travelers Federated High Yield Subaccount (11/96)................................. 1.551                      --
                                                                                    1.513                 947,377
 Travelers Large Cap Subaccount (9/96)............................................. 1.653                      --
                                                                                    1.603               5,659,374
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................. 1.120                      --
                                                                                    1.053                   8,460

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.018
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 2006   1.044
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.067
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 2006   1.026
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 2006   0.986
                                                                                      2005   0.893
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................... 2006   0.595
                                                                                      2005   0.586
 Travelers MFS(R) Total Return Subaccount (8/96)..................................... 2006   1.929
                                                                                      2005   1.902
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.176
                                                                                      2005   1.121
 Travelers Mondrian International Stock Subaccount (9/96)............................ 2006   1.296
                                                                                      2005   1.202
 Travelers Pioneer Fund Subaccount (5/03)............................................ 2006   1.390
                                                                                      2005   1.331
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.060
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (9/96)................................ 2006   1.523
                                                                                      2005   1.492
 Travelers Quality Bond Subaccount (7/97)............................................ 2006   1.365
                                                                                      2005   1.364
 Travelers Strategic Equity Subaccount (9/96)........................................ 2006   1.590
                                                                                      2005   1.582
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05).................... 2006   1.008
                                                                                      2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)..................... 2006   1.008
                                                                                      2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.081
                                                                                      2005   1.052
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................................. 2009   1.032
                                                                                      2008   1.632
                                                                                      2007   1.697
                                                                                      2006   1.484
                                                                                      2005   1.447



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.023                      --
                                                                                      1.018                  35,873
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 1.082                      --
                                                                                      1.044                  47,745
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.113                      --
                                                                                      1.067                 179,810
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 1.046                      --
                                                                                      1.026                  32,425
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 1.047                      --
                                                                                      0.986               1,240,345
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................... 0.629                      --
                                                                                      0.595              17,380,444
 Travelers MFS(R) Total Return Subaccount (8/96)..................................... 1.992                      --
                                                                                      1.929              13,700,725
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.271                      --
                                                                                      1.176                 447,743
 Travelers Mondrian International Stock Subaccount (9/96)............................ 1.490                      --
                                                                                      1.296               6,053,891
 Travelers Pioneer Fund Subaccount (5/03)............................................ 1.475                      --
                                                                                      1.390                 197,581
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.116                      --
                                                                                      1.060                   7,320
 Travelers Pioneer Strategic Income Subaccount (9/96)................................ 1.539                      --
                                                                                      1.523               1,386,236
 Travelers Quality Bond Subaccount (7/97)............................................ 1.353                      --
                                                                                      1.365               3,374,701
 Travelers Strategic Equity Subaccount (9/96)........................................ 1.660                      --
                                                                                      1.590               5,030,438
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05).................... 1.161                      --
                                                                                      1.008                   7,602
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)..................... 1.157                      --
                                                                                      1.008                   1,691
 Travelers U.S. Government Securities Subaccount (5/04).............................. 1.042                      --
                                                                                      1.081               7,031,317
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................................. 1.002                      --
                                                                                      1.032               1,426,592
                                                                                      1.632               1,340,137
                                                                                      1.697               1,186,033
                                                                                      1.484               1,039,939

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES


                        FORMER NAME                                               NEW NAME
---------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities Fund -           Franklin Small-Mid Cap Growth VIP Fund - Class 2
  Class 2
 Templeton Developing Markets Securities Fund -            Templeton Developing Markets VIP Fund - Class 2
  Class 2
 Templeton Foreign Securities Fund - Class 2               Templeton Foreign VIP Fund - Class 2
MET INVESTORS SERIES TRUST                                 MET INVESTORS SERIES TRUST
 Blackrock Large Cap Core Portfolio - Class E              WMC Large Cap Research Portfolio - Class E
 Janus Forty Portfolio - Class A                           ClearBridge Aggressive Growth Portfolio II - Class A
 MetLife Aggressive Strategy Portfolio - Class B           MetLife Asset Allocation 100 Portfolio - Class B
 Lord Abbett Mid Cap Value Portfolio - Class B             Invesco Mid Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                   METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio - Class A                 WMC Balanced Portfolio - Class A
 MetLife Conservative Allocation Portfolio - Class B       MetLife Asset Allocation 20 Portfolio - Class B
 MetLife Conservative to Moderate Allocation Portfolio -   MetLife Asset Allocation 40 Portfolio - Class B
  Class B
 MetLife Moderate Allocation Portfolio - Class B           MetLife Asset Allocation 60 Portfolio - Class B
 MetLife Moderate to Aggressive Allocation Portfolio -     MetLife Asset Allocation 80 Portfolio - Class B
  Class B
 Davis Venture Value Portfolio - Class A                   WMC Core Equity Opportunities Portfolio - Class A


UNDERLYING FUND MERGERS


The former Underlying Fund was merged with and into the new Underlying Fund.


                 FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
------------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II - Class A   ClearBridge Aggressive Growth Portfolio - Class A


UNDERLYING FUND SUBSTITUTION


The following new Underlying Fund was substituted for the former Underlying
Fund.


                  FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio - Class I   T. Rowe Price Large Cap Value Portfolio - Class E

UNDERLYING FUND SHARE CLASS EXCHANGE

               FORMER UNDERLYING FUND                                NEW UNDERLYING FUND
---------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                           MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio - Class B   ClearBridge Aggressive Growth Portfolio - Class A

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Series Enterprise
                                                                    Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

ERISA

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 95

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Western Asset Corporate Bond Portfolio

   o   Western Asset Variable Global High Yield Bond Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   MetLife Asset Allocation 20 Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Pioneer Strategic Income Portfolio

   o   Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                      F-1